JPMorgan SmartRetirement Blend 2045 Fund Average Annual Total Returns - I Shares [Member]	12 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.92%	11.72%
S&P TARGET DATE 2045 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.48%	9.85%		10.54%
JPM SMARTRETIREMENT BLEND 2045 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.56%	9.91%		10.64%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	19.39%	9.37%		10.10%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.52%	8.50%		9.17%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.69%	7.09%		7.88%